Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.97%)
Annual Return 2016	15.73%
Annual Return 2017	20.05%
Annual Return 2018	(15.14%)
Annual Return 2019	28.03%
Annual Return 2020	12.19%
Annual Return 2021	17.03%
Annual Return 2022	(10.42%)
Annual Return 2023	23.21%
Annual Return 2024	23.54%